Exploration and Evaluation Assets (Lewis Gold Project) (Narrative) (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
BMG [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of interest acquired	100.00%
Lewis Gold Project [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum annual royalty amount	$ 60,000
Lewis Gold Project [Member] | Gold and Silver [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)	3.50%
Lewis Gold Project [Member] | Other Minerals[Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)	4.00%